Document and Entity Information	6 Months Ended
Mar. 31, 2015
Document and Entity Information
Entity Registrant Name	SITO MOBILE, LTD.
Entity Central Index Key	0001157817
Amendment Flag	false
Document Type	S-1
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Mar. 31, 2015